REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue

The following table disaggregates revenue by significant product type in the periods indicated (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Oil sales	$605	$4,037	$3,307	$5,490
Natural gas sales	41	26	131	135
Natural gas liquids sales	10	7	50	13
Total revenue from customers	$656	$4,070	$3,488	$5,638

The following table disaggregates revenue by significant product type for the years ended December 31, 2019 and 2018 (in thousands):

	2019	2018
Oil sales	$12,518	$4,153
Natural gas sales	372	230
Natural gas liquids sales	82	140
Total revenue from customers	$12,972	$4,523